Earnings per Common Share	12 Months Ended
Dec. 31, 2018
(Loss) Earnings per Common Share [Abstract]
(Loss) Earnings per Common Share

10.Earnings per Common Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the year. The computation of diluted earnings per share assumes the foregoing and the exercise of all granted RSUs using the treasury stock method.

Numerator

	2018	2017	2016
Net (loss) income attributable to Tsakos Energy Navigation Limited	$ (99,203)	$7,612	$55,783
Preferred share dividends, Series B	(4,000)	(4,000)	(4,000)
Preferred share dividends, Series C	(4,438)	(4,437)	(4,437)
Preferred share dividends, Series D	(7,492)	(7,479)	(7,438)
Preferred share dividends, Series E	(10,637)	(7,860)	—
Preferred share dividends, Series F	(7,196)	—	—
Net (loss) income attributable to common share stockholders	(132,966)	(16,164)	39,908

Denominator
Weighted average common shares outstanding	87,111,636	84,713,572	84,905,078

Basic and diluted (loss) earnings per common share	$ (1.53)	$ (0.19)	$ 0.47

For 2018, 2017 and 2016 there were no non-vested RSUs.